Derivative Financial Instruments (Derivative Financial Instruments At Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets
Derivatives, Fair Value [Line Items]
Total derivative assets	$ 7.7	$ 3.7
Sundry
Derivatives, Fair Value [Line Items]
Total derivative assets	0.2	0.3
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Total derivative liabilities	2.2	0.9
Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Total derivative liabilities	0.3
Derivatives Designated as Hedging Instruments | Cash flow hedges | Future USD sales/purchases of Canadian, Chinese, European, South Korean, Swiss and UK subsidiaries
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	149.3	138.5
Derivatives Designated as Hedging Instruments | Cash flow hedges | Future MXN purchases of a USD subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	9.3	9.8
Derivatives Designated as Hedging Instruments | Cash flow hedges | Future DKK sales of Polish subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	18.5	21.1
Derivatives Designated as Hedging Instruments | Cash flow hedges | Future EUR sales of Chinese and UK subsidiaries
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	46.7	29.9
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Assets
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Assets	7.0	2.8
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Assets | Future USD sales/purchases of Canadian, Chinese, European, South Korean, Swiss and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	6.3	1.3
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Assets | Future MXN purchases of a USD subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.7	0.5
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Assets | Future DKK sales of Polish subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.0	0.3
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Assets | Future EUR sales of Chinese and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.0	0.7
Derivatives Designated as Hedging Instruments | Cash flow hedges | Sundry
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Assets	0.2	0.3
Derivatives Designated as Hedging Instruments | Cash flow hedges | Sundry | Future USD sales/purchases of Canadian, Chinese, European, South Korean, Swiss and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.1	0.2
Derivatives Designated as Hedging Instruments | Cash flow hedges | Sundry | Future MXN purchases of a USD subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.1	0.1
Derivatives Designated as Hedging Instruments | Cash flow hedges | Sundry | Future DKK sales of Polish subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.0	0.0
Derivatives Designated as Hedging Instruments | Cash flow hedges | Sundry | Future EUR sales of Chinese and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Assets	0.0	0.0
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Liabilities	1.9	0.7
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Liabilities | Future USD sales/purchases of Canadian, Chinese, European, South Korean, Swiss and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	1.2	0.7
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Liabilities | Future MXN purchases of a USD subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.0	0.0
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Liabilities | Future DKK sales of Polish subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.5	0.0
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Current Liabilities | Future EUR sales of Chinese and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.2	0.0
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Total cash flow hedges, Liabilities	0.3
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Long-Term Liabilities | Future USD sales/purchases of Canadian, Chinese, European, South Korean, Swiss and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.1
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Long-Term Liabilities | Future MXN purchases of a USD subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.0
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Long-Term Liabilities | Future DKK sales of Polish subsidiary
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.1
Derivatives Designated as Hedging Instruments | Cash flow hedges | Other Long-Term Liabilities | Future EUR sales of Chinese and UK subsidiaries
Derivatives, Fair Value [Line Items]
Currency cash flow derivatives designated as hedging instruments, Liabilities	0.1
Derivatives Designated as Hedging Instruments | Fair value hedges | Intercompany and third party receivables and payables exposed to multiple currencies (DKK, EUR, MXN, USD and ZAR) in various countries (CAD, CNY, GBP, PLN and USD)
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	49.5	112.0
Derivatives Designated as Hedging Instruments | Fair value hedges | Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.3	0.8
Derivatives Designated as Hedging Instruments | Fair value hedges | Other Current Assets | Intercompany and third party receivables and payables exposed to multiple currencies (DKK, EUR, MXN, USD and ZAR) in various countries (CAD, CNY, GBP, PLN and USD)
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.3	0.8
Derivatives Designated as Hedging Instruments | Fair value hedges | Sundry
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.0	0.0
Derivatives Designated as Hedging Instruments | Fair value hedges | Sundry | Intercompany and third party receivables and payables exposed to multiple currencies (DKK, EUR, MXN, USD and ZAR) in various countries (CAD, CNY, GBP, PLN and USD)
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Assets	0.0	0.0
Derivatives Designated as Hedging Instruments | Fair value hedges | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.1	0.1
Derivatives Designated as Hedging Instruments | Fair value hedges | Other Current Liabilities | Intercompany and third party receivables and payables exposed to multiple currencies (DKK, EUR, MXN, USD and ZAR) in various countries (CAD, CNY, GBP, PLN and USD)
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.1	0.1
Derivatives Designated as Hedging Instruments | Fair value hedges | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.0
Derivatives Designated as Hedging Instruments | Fair value hedges | Other Long-Term Liabilities | Intercompany and third party receivables and payables exposed to multiple currencies (DKK, EUR, MXN, USD and ZAR) in various countries (CAD, CNY, GBP, PLN and USD)
Derivatives, Fair Value [Line Items]
Fair value derivatives designated as hedging instruments, Liabilities	0.0
Derivatives not designated as hedging instruments | Non-deliverable hedges (EUR and USD) exposed to the CNY
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	14.4	10.1
Derivatives not designated as hedging instruments | Hedge of USD receivable on CAD subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount	18.5
Derivatives not designated as hedging instruments | Other Current Assets
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.4	0.1
Derivatives not designated as hedging instruments | Other Current Assets | Non-deliverable hedges (EUR and USD) exposed to the CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.4	0.1
Derivatives not designated as hedging instruments | Other Current Assets | Hedge of USD receivable on CAD subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.0
Derivatives not designated as hedging instruments | Sundry
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.0	0.0
Derivatives not designated as hedging instruments | Sundry | Non-deliverable hedges (EUR and USD) exposed to the CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.0	0.0
Derivatives not designated as hedging instruments | Sundry | Hedge of USD receivable on CAD subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0.0
Derivatives not designated as hedging instruments | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0.2	0.1
Derivatives not designated as hedging instruments | Other Current Liabilities | Non-deliverable hedges (EUR and USD) exposed to the CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0.0	0.0
Derivatives not designated as hedging instruments | Other Current Liabilities | Hedge of USD receivable on CAD subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0.2
Derivatives not designated as hedging instruments | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0.0
Derivatives not designated as hedging instruments | Other Long-Term Liabilities | Non-deliverable hedges (EUR and USD) exposed to the CNY
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0.0
Derivatives not designated as hedging instruments | Other Long-Term Liabilities | Hedge of USD receivable on CAD subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0.0
Derivatives not designated as hedging instruments | Fair value hedges | Hedge Of USD Receivable On A CAD Subsidiary
Derivatives, Fair Value [Line Items]
Total USD Equivalent Notional Amount		5.0
Derivatives not designated as hedging instruments | Fair value hedges | Other Current Assets | Hedge Of USD Receivable On A CAD Subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		0.0
Derivatives not designated as hedging instruments | Fair value hedges | Sundry | Hedge Of USD Receivable On A CAD Subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		0.0
Derivatives not designated as hedging instruments | Fair value hedges | Other Current Liabilities | Hedge Of USD Receivable On A CAD Subsidiary
Derivatives, Fair Value [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		$ 0.1